Investments Accounted for Using the Equity Method - Joint ventures Additional Information (Details) $ in Millions				1 Months Ended	12 Months Ended
	May 13, 2022 CLP ($)	May 13, 2022 USD ($)	Oct. 28, 2021 USD ($) item	Feb. 28, 2022 CLP ($) shares	Dec. 31, 2024 CLP ($)	Dec. 31, 2023 CLP ($)	Dec. 22, 2023 CLP ($)	Jun. 30, 2023 CLP ($)	Oct. 28, 2021 CLP ($)
Disclosure Of Other Provisions [Line Items]
Other financial assets					$ 4,646,303,000	$ 11,602,385,000
Number of buses acquired | item			991
Increases other than from business combinations					537,116,668,000	737,010,157,000
Issued capital					3,882,103,470,000	$ 3,882,103,470,000
Sociedad de Inversiones K Cuatro SpA [Member]
Disclosure Of Other Provisions [Line Items]
Committed amount					$ 0
Sociedad de Inversiones K Cuatro SpA and Suministradora de Buses K Cuatro SpA. [Member]
Disclosure Of Other Provisions [Line Items]
Payment received from percentage of total sales amount							$ 14,840,706,000	$ 14,821,848,000
Percentage of proceeds from sale of interest in subsidiary Percentage							50.00%	50.00%
Sociedad De Inversiones K Cuatro S.P.A [Member]
Disclosure Of Other Provisions [Line Items]
Percentage of equity interests acquired				50.00%					10.00%
Shares Acquired, Number | shares				400
Shares Acquired, Value				$ 259,393,000
Other financial assets									$ 31,632,000
Suministradora De Buses K Cuatro Spa [Member]
Disclosure Of Other Provisions [Line Items]
Increases other than from business combinations	$ 58,769,207,000	$ 63.5	$ 364.0
Suministradora De Buses K Cuatro Spa [Member] | Enel X Chile SpA [Member]
Disclosure Of Other Provisions [Line Items]
Increases other than from business combinations	$ 29,384,103,000	$ 31.5